Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

(15) Related Party Transactions

The general counsel of the Company is a partner with a law firm providing office facilities space that is leased by the Company. Rental expense incurred by the Company to the law firm was $27,000 for both the nine months ended September 30, 2023 and 2022 and $9,000 for both the three months ended September 30, 2023 and 2022, which approximates fair value. As of September 30, 2023 and December 31, 2022, the Company had no outstanding amounts payable under this lease.

A member of the Company’s Board of Directors, Peter Werth, is the manager of WFIA, the entity which provided $8.0 million in debt financing to the Company, $5.0 million of which was converted to equity in September 2023, as described in Note 7. The remaining principal balance of $3.0 million was outstanding as of September 30, 2023 and the initial principal balance of $5.0 million was outstanding as of December 31, 2022. Interest expense of $237,500 and $104,838 was recognized during the three months ended September 30, 2023 and September 30, 2022, respectively. Interest expense of $677,500 and $104,838 was recognized during the nine months ended September 30, 2023 and September 30, 2022, respectively. $157,339 and $292,339 of accrued interest relating to this note was outstanding as of September 30, 2023 and December 31, 2022.

On August 11, 2023, the Company entered into a Securities Purchase Agreement with WFIA and issued, in a private placement priced at the market under Nasdaq rules, 91,158 shares of its common stock at a purchase price per share of $10.97, resulting in gross proceeds to the Company of approximately $1.0 million.

(17) Related Party Transactions

A member of the Company’s Board of Directors, is a Senior Managing Director at Laidlaw & Company (UK) Ltd. Laidlaw & Company (UK) Ltd. acted as co-lead book-running underwriter for the Company’s IPO. The discounts and commissions paid to Laidlaw & Company (UK) Ltd. in connection with the IPO were approximately $500,000 in 2021.

The general counsel of the Company is a partner with a law firm providing office facilities space that is leased by the Company. Rental expense incurred by the Company to the law firm was $36,000 in 2022 and 2021. As of December 31, 2022 and 2021, the Company owed $0 on this lease.

A member of the Company’s Board of Directors, Peter Werth, is the manager of WFIA, the entity which provided $5.0 million in debt financing to the Company in 2022 as described in Note 7. Interest expense of $292,339 was recognized during the year ended December 31, 2022. The full principal balance of $5.0 million and accrued interest of $292,339 was outstanding as of December 31, 2022.